CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2019
Disclosure of condensed financial information of company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

23.

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

The following is the condensed financial information of the Company on a non-consolidated basis:

CONDENSED STATEMENTS OF FINANCIAL POSITION

	December 31,
	2018	2019	2019
	CNY	CNY	US$

ASSETS
NON-CURRENT ASSETS
Investments in subsidiaries	—	—	—

CURRENT ASSETS
Amounts due from subsidiaries	13,925	15,816	2,272
Cash and cash equivalents	4,122	811	116

TOTAL CURRENT ASSETS	18,047	16,627	2,388

TOTAL ASSETS	18,047	16,627	2,388

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Other payables and accrued liabilities	943	1,462	210
Due to the Shareholder	6,973	7,097	1,019

TOTAL CURRENT LIABILITIES	7,916	8,559	1,229

TOTAL LIABILITIES	7,916	8,559	1,229

EQUITY
Issued capital	290,179	290,179	41,673
Other capital reserves	823,581	823,581	118,276
Accumulated losses	(1,091,633)	(1,095,446)	(157,319)
Other comprehensive loss	(11,996)	(10,246)	(1,471)

TOTAL EQUITY	10,131	8,068	1,159

TOTAL LIABILITIES AND EQUITY	18,047	16,627	2,388

CONDENSED STATEMENTS OF PROFIT OR LOSS

	December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Administrative expenses	(5,055)	(3,794)	(3,814)	(548)
Gain on disposal of a subsidiary	7,114	—	—	—
Interest income	—	—	1	—
Profit/(loss) before income tax	2,059	(3,794)	(3,813)	(548)
Profit/(loss) for the year	2,059	(3,794)	(3,813)	(548)

CONDENSED STATEMENTS OF CASH FLOWS

	December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(3,647)	(5,200)	(3,294)	(473)
Net cash flows from/(used in) investing activities	7,808	10,243	(21)	(3)
Net cash flows used in financing activities	—	(15,811)	—	—
NET INCREASE IN CASH	4,161	(10,768)	(3,315)	(476)
CASH AT BEGINNING OF THE YEAR	10,678	13,912	4,122	591
Net foreign exchange differences	(927)	978	4	1
CASH AT END OF THE YEAR	13,912	4,122	811	116

The above financial statements have been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, results of operations and cash flows of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries and the parent's equity in the undistributed earnings of 50 percent or less owned persons, accounted for by the equity method, together exceed 25 percent of the consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2019, CNY13.70 million (US$1.97 million) of the restricted capital and reserves were not available for distribution, and therefore, the condensed financial information of the Company has been presented for the years ended December 31, 2017, 2018 and 2019.

In the parent-company-only financial statements, the Company's investments in subsidiaries are stated at cost. The parent-company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements.

During the years ended December 31, 2017, 2018 and 2019, no cash dividends were declared and paid by the Company.